Annual Total Returns (High Yield Bond Portfolio - Investor Shares Annuity) (High Yield Bond Portfolio, High Yield Bond Portfolio - Investor Shares)	12 Months Ended
Dec. 31, 2012
High Yield Bond Portfolio | High Yield Bond Portfolio - Investor Shares
Annual Total Return
2012	14.30%
2011	6.93%
2010	12.10%
2009	38.85%
2008	(21.95%)
2007	1.95%
2006	8.27%
2005	2.75%
2004	8.53%
2003	16.87%